Warrants (Tables)	6 Months Ended
May 31, 2019
Warrants [Abstract]
Schedule of stockholders' equity note, warrants or rights
		Number		Shares issuable
Warrant	Exercise price	outstanding	Expiry	upon exercise

June 2016 Warrants	$ 19.30	277,478	June 02, 2021	138,739
October 2017 Warrants	$ 12.50	181,818	October 13, 2020	181,818
October 2017 Placement
Agent Warrants	$ 13.75	18,181	October 13, 2020	18,181
March 2018 Warrants	$ 6.00	291,666	March 16, 2021	291,666
March 2018 Warrants	$ 6.00	150,000	March 21, 2021	150,000
March 2018 Placement
Agent Warrants	$ 7.50	29,166	March 16, 2021	29,166
March 2018 Placement
Agent Warrants	$ 7.50	15,000	March 21, 2021	15,000
2018 Firm Warrants	$ 0.75	20,000,000	October 16, 2023	20,000,000
2018 Pre-Funded Warrants	$ 0.01	1,616,667	October 16, 2023	1,616,667
October 2018 Placement
Agent Warrants	$ 0.9375	1,160,314	October 16, 2023	1,160,314
		23,740,290		23,601,551

Schedule of warrant transactions
	March 2013 Warrants	July 2013 Warrants	June 2016 Warrants	October 2017 Warrants	Placement Agent Warrants	March 2018 Warrants	Placement Agent Warrants	Total
Outstanding, December 1, 2017	1,491,742	870,000	2,778,722	1,818,182	181,818	-	-	7,140,464
Issued	-	-	-	-		4,416,667	441,667	4,858,334
Expired	(1,491,742)	-	-	-	-	-	-	(1,491,742)
Outstanding, May 31, 2018	-	870,000	2,778,722	1,818,182	181,818	4,416,667	441,667	10,507,056